UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02979

Morgan Stanley Tax-Exempt Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2007

Date of reporting period: December 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Tax-Exempt Securities Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended December 31, 2007

Total Return for the 12 Months Ended December 31, 2007

Class A	Class B	Class C	Class D	Lehman Brothers Municipal Bond Index[1]	Lipper General Municipal Debt Funds Index[2]
1.42%	1.07%	1.04%	1.75%	3.36%	1.38%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Worries surrounding the residential housing downturn persisted throughout the 12-month period, hitting a peak during the second quarter of the year. Confronted with increasing delinquency rates on sub-prime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, markets responded severely. The impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, which resulted in a flight to quality.

As the subprime mortgage crisis worsened, investors grew increasingly concerned about the impact on financial markets, the financial system, and the broader economy, and demanded additional compensation for owning riskier investments. As a result, credit spreads widened sharply. The subprime crisis severely impacted many major banks and Wall Street firms, which took write-downs and losses on the subprime mortgage loans and securities in their portfolios. Some sold stakes to sovereign funds in exchange for cash infusions needed to bolster their balance sheets.

The Federal Open Market Committee (the ‘‘Fed’’) took steps to ease the liquidity crisis, reducing the target federal funds rate by a total of one percent in three separate moves between September and the end of the year, bringing the rate to 4.25 percent. These reductions, coupled with the flight to quality, caused yields across the yield curve to decline, but more so on the short end. As a result, the shape of the yield curve (which measures the difference between yields of short-term and longer-term securities) shifted from relatively flat at the beginning of the year to steep by the end of the year. The municipal yield curve ended the year steeper as well. Overall, U.S. Treasury securities outperformed municipal bonds, as well as all other areas of the fixed income market. In terms of new issue supply in the municipal market, 2007 was a record-breaking year. New York and California continued to lead the nation in issuance of municipal bonds.

Performance Analysis

All share classes of Morgan Stanley Tax-Exempt Securities Trust underperformed the Lehman Brothers Municipal Bond Index, and Class A and Class D shares outperformed and Class B and Class C shares underperformed the Lipper General Municipal Debt Funds Index for the 12 months ended December 31, 2007, assuming no deduction of applicable sales charges.

Throughout the year, we employed a defensive interest rate strategy by keeping the Fund’s duration* shorter than that of the benchmark Lehman Brothers Municipal Bond Index. This strategy was implemented through the use of a U.S. Treasury futures hedge, and was beneficial early in the period when interest rates were rising. However, as yields on the long end of the curve declined later in the year and the spread between short- and long-dated issues narrowed, this positioning detracted from relative performance. An overweight to longer-dated issues also dampened returns as yields on the long end of the curve ended the year higher.

In terms of the Fund’s sector positioning, an overweight to the hospital/life care and tobacco sectors hindered performance. Conversely, an overweight to the public utility sector, particularly water and sewer bonds, benefited performance. The flight to quality that took place during the period helped boost the performance of the more solid infrastructure sectors such as utilities. It also led to the outperformance of the higher rated segment of the municipal market. As such, the Fund’s emphasis on higher quality securities was additive to performance as well, particularly in the second half of the year.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.
* A measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

TOP FIVE SECTORS
Public Power	12.6%
Transportation	10.8
General Obligation	9.9
Hospital	9.6
Other Revenue	9.2

LONG-TERM CREDIT ANALYSIS
Aaa/AAA	58.3%
Aa/AA	10.6
A/A	13.3
Baa/BBB	11.7
Ba/BB	2.4
NR	3.7

Data as of December 31, 2007. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in securities that pay interest exempt from federal income taxes. This policy is fundamental and may not be changed without shareholder approval. The Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., generally invests the Fund’s assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and/or their respective agencies. These municipal obligations will have the following ratings at the time of purchase:

•	municipal bonds — within the four highest grades by Moody’s Investors Service Inc. (‘‘Moody’s’’), Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (‘‘S&P’’), or Fitch Ratings (‘‘Fitch’’);

•	municipal notes — within the two highest grades or, if not rated, have outstanding bonds within the three highest grades by Moody’s, S&P or Fitch; and

•	municipal commercial paper — within the highest grade by Moody’s, S&P or Fitch.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Distribution by Maturity
(% of Long-Term Portfolio) As of December 31, 2007

Weighted Average Maturity: 15 Years(a)

(a)	Where applicable, maturities reflect mandatory tenders, puts and call dates.
Portfolio structure is subject to change.

Summary of Investments by State Classification as of December 31, 2007

New York	15.4%
California	12.8
Texas	6.1
New Jersey	5.3
Illinois	5.0
Washington	4.7
Florida	4.4
Georgia	4.0
Alaska	4.0
Colorado	3.8
Arizona	3.5
Massachusetts	2.6
Tennessee	2.4
District of Columbia**	2.3
Nevada	2.3
Puerto Rico	2.2
Pennsylvania	2.1%
Ohio	2.0
Michigan	2.0
Missouri	1.6
Maryland	1.3
Iowa	1.3
North Carolina	1.2
South Carolina	1.2
Connecticut	0.9
New Mexico	0.9
Indiana	0.9
Kansas	0.8
Utah	0.6
Kentucky	0.5
Hawaii	0.5
West Virginia	0.4
Alabama	0.4%
Louisiana	0.3
Wisconsin	0.3
Vermont	0.2
Virginia	0.1
Idaho	0.1
Arkansas	0.1
New Hampshire	0.1
Total Long-Term Investments*	100.6
Short-Term Investment	2.4
Liability for Floating Rate Note and Dealer Trusts Obligations	(4.5)
Other Assets in Excess of Liabilities	1.5
Net Assets	100.0%

*	Does not include open long and short futures contracts with underlying face amount of $306,199,876 with unrealized appreciation of $373,114.
**	Joint exemption.

Call and Cost (Book) Yield Structure
(Based on Long-Term Portfolio) As of December 31, 2007

Years Bonds Callable — Weighted Average Call Protection: 6 Years

Cost (Book) Yield(b) — Weighted Average Book Yield: 5.5%

(a)	May include issues initially callable in previous years.
(b)	Cost or ‘‘book’’ yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund’s operating expenses. For example, the Fund is earning a book yield of 6.6% on 12% of the long-term portfolio that is callable in 2008.
Portfolio structure is subject to change.

(This page has been left blank intentionally.)

Performance Summary

Performance of $10,000 Investment — Class A and D

Average Annual Total Returns — Period Ended December 31, 2007

	Class A Shares* (since 03/27/80)		Class B Shares** (since 07/28/97)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 03/27/80)
Symbol	TAXAX		TAXBX		TAXCX		TAXDX
1 Year	1.42%[3]		1.07%[3]		1.04%	[3]	1.75%	[3]
	(2.89)	[4]	(3.77)	[4]	0.07	[4]	—
5 Years	3.87	[3]	3.46	[3]	3.35	[3]	4.08	[3]
	2.98	[4]	3.13	[4]	3.35	[4]	—
10 Years	4.61	[3]	4.25	[3]	4.08	[3]	4.82	[3]
	4.16	[4]	4.25	[4]	4.08	[4]	—
Since Inception	7.62	[3]	4.44	[3]	4.23	[3]	7.87	[3]
	7.45	[4]	4.44	[4]	4.23	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Prior to July 28, 1997 the Fund offered only one class of shares. Because the distribution arrangement for Class A most closely resembled the distribution arrangement applicable prior to the implementation of multiple classes (i.e., Class A is sold with a front-end sales charge), historical performance information has been restated to reflect the actual maximum sales charge applicable to Class A (i.e., 4.25%) as compared to the 4.00% sales charge in effect prior to July 28, 1997. In addition, Class A shares are now subject to an ongoing 12b-1 fee which is reflected in the restated performance for that class.

Because all shares of the Fund held prior to July 28, 1997 were designated Class D shares, the Fund’s historical performance has been restated to reflect the absence of any sales charge.

*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody’s Investors Service, Inc. or Standard & Poor’s Corporation, respectively and with maturities of 2 years or greater. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper General Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper General Municipal Debt Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on December 31, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/07 – 12/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	07/01/07	12/31/07	07/01/07 – 12/31/07
Class A
Actual (1.52% return)	$1,000	$1,015.20	$5.08
Hypothetical (5% annual return before expenses)	$1,000	$1,020.16	$5.09
Class B
Actual Actual (1.35% return)	$1,000	$1,013.50	$6.85
Hypothetical (5% annual return before expenses)	$1,000	$1,018.40	$6.87
Class C
Actual (1.29% return)	$1,000	$1,012.90	$7.36
Hypothetical (5% annual return before expenses)	$1,000	$1,017.90	$7.37
Class D
Actual (1.74% return)	$1,000	$1,017.40	$3.81
Hypothetical (5% annual return before expenses)	$1,000	$1,021.42	$3.82

*	Expenses are equal to the Fund’s annualized expense ratios of 1.00%, 1.35%, 1.45% and 0.75% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2007

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE		VALUE
	Tax-Exempt Municipal Bonds (100.6%)
	Alabama (0.4%)
$3,710	Jefferson County School Ser 2004-A	5.25%		01/01/23		$3,919,763
	Alaska (4.0%)
9,500	North Slope Borough Ser 1999 A (MBIA Insd)	0.00		06/30/10		8,749,310
25,000	North Slope Borough Ser 2000 B (MBIA Insd)	0.00		06/30/11		22,171,500
9,000	Northern Tobacco Securitization Corporation, Asset-Backed Ser 2006 A	5.00		06/01/32		7,786,620
						38,707,430
	Arizona (3.5%)
3,250	Glendale Industrial Development Authority, John C Lincoln Health Ser 2005 B	5.25		12/01/23		3,244,638
2,250	Glendale Industrial Development Authority, John C Lincoln Health Ser 2005 B	5.25		12/01/25		2,215,260
2,000	Phoenix Civic Improvement Corporation, Jr Lien Wastewater Ser 2004 (MBIA Insd)	5.00		07/01/27		2,068,920
25,000	Salt River Project Agricultural Improvement & Power District Refg 1993 Ser C (Secondary MBIA Insd)	5.50		01/01/10		26,177,250
						33,706,068
	Arkansas (0.1%)
1,000	University of Arkansas, UAMS Campus Ser 2004 B (MBIA Insd)	5.00		11/01/34		1,034,720
	California (12.8%)
3,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp Ser 2006	0.00	@	06/01/28		2,323,770
10,000	California Economic Recovery Ser 2004 A**	5.00		07/01/16		10,564,400
1,475	California Housing Finance Agency, Home 1983 Ser B	0.00		08/01/15		772,915
4,000	California Housing Finance Agency, Home 2006 K (AMT)	4.70		08/01/31		3,715,960
4,000	California Housing Finance Agency, Home 2006 K (AMT)	4.75		08/01/36		3,680,560
5,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (AMBAC Insd)	5.00		01/01/28	+	5,519,700
5,000	California Statewide Communities Development Authority, Adventist Healthwest 2005 Ser A	5.00		03/01/30		4,983,050
2,500	California Statewide Communities Development, Huntington Memorial Hospital Ser 2005	5.00		07/01/35		2,427,275
7,000	California Statewide Communities Development, John Muir Health Ser 2006 A	5.00		08/15/32		6,863,570
5,000	California, Various Purpose Dtd 04/01/02	6.00		04/01/19		5,905,950
20,000	California, Various Purpose Dtd 06/01/07	5.00		06/01/37		20,156,000

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$10,000	Foothill/Eastern Transportation Corridor Agency Ser 1999	0.00	@ %	01/15/27	$9,618,000
12,000	Golden State Tobacco Securitization Corporation, Asset Backed Ser 2007 A-1	5.12	5	06/01/47	10,129,200
8,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A	5.00		06/01/45	7,579,680
50,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	0.00		06/01/47	3,403,500
3,560	Loma Linda, California, Loma Linda University Medical Center Ser 2005 A	5.00		12/01/22	3,470,359
2,000	Riverside County Public Financing Authority, Air Force Village West Inc COPs	5.75		05/15/19	2,034,620
3,900	Riverside County Public Financing Authority, Air Force Village West Inc COPs	5.80		05/15/29	3,920,631
5,000	San Francisco Bay Area Rapid Transit District, Sales Tax Ser 1998 (AMBAC Insd)	4.75		07/01/23	5,057,150
9,000	Southern California Public Power Authority, Mead-Adelanto 1994 Ser A (AMBAC Insd)	6.22	##	07/01/15	10,850,670
					122,976,960
	Colorado (3.8%)
85	Colorado Housing and Finance Authority, 1997 Ser C-2 (AMT)	6.87	5	11/01/28	86,302
205	Colorado Housing and Finance Authority, 1998 Ser A-2 (AMT)	6.60		05/01/28	212,382
15,000	Colorado Springs Utilities Refg Ser 2002 (AMBAC Insd)	5.37	5	11/15/20	16,176,000
20,000	E-470 Public Highway Authority Ser 1997 B (MBIA Insd)	0.00		09/01/14	15,359,000
5,000	E-470 Public Highway Authority Ser 1997 B (MBIA Insd)	0.00		09/01/16	3,481,650
1,650	Metropolitan Football Stadium District, Sales Tax Ser 1999 A (MBIA Insd)	0.00		01/01/11	1,487,755
					36,803,089
	Connecticut (0.9%)
9,000	Mashantucket (Western) Pequot Tribe, Special 1997 Ser B (a)	5.75		09/01/27	8,972,910
	District of Columbia (2.3%)
12,000	District of Columbia Ballpark Ser 2006 B-1 (FGIC Insd)	5.00		02/01/31	12,090,720
10,000	Metropolitan Washington Airport Authority, District of Columbia & Virginia, Ser 2001A (AMT) (MBIA Insd)++	5.50		10/01/27	10,390,100
					22,480,820

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE		VALUE
	Florida (4.4%)
$4,000	Highlands County Health Facilities Authority, Adventist Health/Sunbelt Ser 2006 C	5.25%		11/15/36		$3,987,960
8,500	Jacksonville Transportation Ser 2001 (MBIA Insd)	5.00		10/01/26		8,675,440
2,500	Miami-Dade County Ser 2005 (MBIA Insd)	0.00	@	10/01/35		2,387,825
2,500	Mid-Bay Bridge Authority Ser 1991 A (ETM)	6.87	5	10/01/22		3,226,000
6,195	Mid-Bay Bridge Authority Sr Lien Crossover Refg Ser 1993 A (AMBAC Insd)	5.85		10/01/13		6,560,071
18,000	South Miami Health Facilities Authority, Baptist Health South Florida Ser 2007 @@	5.00		08/15/42		17,875,170
						42,712,466
	Georgia (4.0%)
4,000	Atlanta Airport Ser 2004 J (FSA Insd)	5.00		01/01/34		4,086,440
5,000	Atlanta Airport Ser 2000 A (FGIC Insd)	5.87	5	01/01/17		5,301,050
5,000	Atlanta Airport Ser 2004 C (FSA Insd)	5.00		01/01/33		5,104,250
5,000	Augusta Water & Sewer Ser 2000 (FSA Insd)	5.25		10/01/10	+	5,326,300
3,000	Augusta Water & Sewer Ser 2004 A (FSA Insd)	5.25		10/01/39		3,163,620
5,000	Fulton County Water & Sewerage Ser 1998 (FGIC Insd)	4.75		01/01/28		5,012,250
9,420	Georgia Municipal Electric Power Authority, Fifth Ser (Secondary MBIA Insd)	6.50		01/01/17		10,909,019
						38,902,929
	Hawaii (0.5%)
985	Hawaii Housing Finance & Development Corporation, Purchase 1997 Ser A (AMT)	5.75		07/01/30		1,004,818
3,460	Hawaii Airport 2000 Ser B (AMT) (FGIC Insd)	6.62	5	07/01/17		3,693,031
						4,697,849
	Idaho (0.1%)
1,000	University of Idaho, Student Fee Ser H (FGIC Insd)	5.25		04/01/11	+	1,064,820
	Illinois (5.0%)
4,280	Chicago Park District Ser 2004 A (AMBAC Insd)	5.00		01/01/26		4,447,091
5,000	Chicago O’Hare International Airport Ser 2005 A (MBIA Insd)	5.25		01/01/24		5,296,100
2,000	Chicago Refg 2001 A (MBIA Insd)	0.00	@	01/01/17		1,910,960
5,000	Chicago Refg Ser 1995 A-2 (AMBAC Insd)	6.25		01/01/14		5,751,450
5,000	Illinois Health Facilities Authority, Loyola University Health Ser 2001 A	6.00		07/01/11	+	5,443,650
3,495	Illinois Civic Center Dedicated Tax Ser 1991 (AMBAC Insd)	6.25		12/15/20		4,140,806

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$20,000	Metropolitan Pier & Exposition Authority, Refg Ser 2002 B (MBIA Insd)	0.00	@%	06/15/22	$13,836,800
6,000	Regional Transportation Authority, Refg Ser 1999 (FSA Insd)	5.75		06/01/21	7,064,640
					47,891,497
	Indiana (0.9%)
8,000	Indiana Bond Bank, Revolving Fund Ser 2001A	5.37	5	02/01/19	8,695,440
	Iowa (1.3%)
5,000	Tobacco Settlement Authority Ser 2005 C	5.37	5	06/01/38	4,466,350
7,000	Tobacco Settlement Authority Ser 2005 C	5.50		06/01/42	6,319,600
1,275	Washington County Hospital Ser 2006	5.50		07/01/32	1,230,146
					12,016,096
	Kansas (0.8%)
2,000	University of Kansas Hospital Authority, KU Health Ser 2002	4.50		09/01/32	1,783,580
3,000	Wyandotte County/Kansas City, Area B Refg Ser 2005	5.00		12/01/20	2,973,150
3,050	Wyandotte County/Kansas City, Utility Ser 2004 B (FSA Insd)	5.00		09/01/27	3,153,670
					7,910,400
	Kentucky (0.5%)
5,000	Louisville & Jefferson County Metropolitan Sewer District Ser 1998 A (FGIC Insd)	4.75		05/15/28	5,012,500
	Louisiana (0.3%)
3,000	Louisiana Offshore Terminal Authority, LOOP LLC Ser 2007 B-2	4.30		10/01/37	3,055,500
	Maryland (1.3%)
2,500	Baltimore County Oak Crest Village Ser 2007 A	5.00		01/01/37	2,307,975
2,000	Maryland Health & Educational Facilities Authority, The Johns Hopkins University Refg Ser 1998	5.12	5	07/01/20	2,056,640
2,000	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00		01/01/17	1,975,780
6,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refg Ser 2004	5.50		08/15/33	5,995,500
					12,335,895

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE		VALUE
	Massachusetts (2.6%)
$6,000	Boston Water & Sewer Commission, 1998 Ser D (FGIC Insd)	4.75%		11/01/22		$6,099,720
11,000	Massachusetts Turnpike Authority, Metropolitan Highway 1997 Ser A (MBIA Insd) @@	5.00		01/01/37		11,045,155
5,910	Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA Insd)	5.55		01/01/17		5,999,891
1,370	Massachusetts Health & Educational Facilities Authority, Malden Hospital – FHA Ins Mtge Ser A	5.00		08/01/10	+	1,401,236
						24,546,002
	Michigan (2.0%)
4,000	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25		11/15/32		3,999,760
5,000	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25		11/15/46		4,900,600
10,000	Michigan Strategic Fund, Detroit Edison Co Ser 1999 B (AMT)	5.65		09/01/29		10,207,800
						19,108,160
	Missouri (1.6%)
90	Missouri Housing Development Commission, Homeownership 1996 Ser C (AMT)	7.45		09/01/27		91,611
455	Missouri Housing Development Commission, Homeownership 1997 Ser C-1	6.55		09/01/28		473,796
170	Missouri Housing Development Commission, Homeownership Ser 2000 B-1 (AMT)	7.45		09/01/31		175,799
10,000	Missouri Health & Educational Facilities Authority, Barnes-Jewish/ Christian Health Ser 1993 A	5.25		05/15/14		10,785,700
4,000	Missouri Joint Municipal Electrical Utility Commission, Plum Point Ser 2006 (MBIA Insd)	5.00		01/01/25		4,156,280
						15,683,186
	Nevada (2.3%)
5,000	Clark County Airport Sub Lien Ser 2004 (AMT) (FGIC Insd)	5.50		07/01/23		5,213,300
3,000	Clark County Transportation Ser 1992 A (AMBAC Insd)	6.50		06/01/17		3,637,380
7,760	Henderson Catholic Health West 1998 Ser A	5.37	5	07/01/08	+	7,927,073
5,000	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (AMBAC Insd)	5.37	5	01/01/40		5,033,400
						21,811,153

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE		VALUE
	New Hampshire (0.1%)
$405	New Hampshire Housing Finance Authority, Mortgage Acquisition 2000 Ser B (AMT)	6.70%		07/01/29		$416,628
	New Jersey (5.3%)
2,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.50		06/15/31		1,900,220
2,500	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.75		06/15/34		2,435,325
4,000	New Jersey Economic Development Authority, Continental Airlines Inc Ser 1999 (AMT)	6.25		09/15/19		3,896,120
9,000	New Jersey Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital Ser 2000	5.75		07/01/25		9,305,100
7,000	New Jersey Highway Authority, Senior Parkway 1999 Ser	5.62	5	01/01/10	+	7,408,170
10,000	New Jersey Turnpike Authority Ser 2003 A (FGIC Insd)	5.00		01/01/27		10,307,500
9,000	Passaic Valley Sewerage Commissioners Ser F (FGIC Insd)	5.00		12/01/19		9,594,180
7,000	Tobacco Settlement Financing Corporation Ser 2007-1A	4.62	5	06/01/26		6,030,080
5,000	Tobacco Settlement Financing Corporation Ser 2007-1B	0.00		06/01/41		510,700
						51,387,395
	New Mexico (0.9%)
6,595	Albuquerque Airport Refg Ser 1997 (AMT) (AMBAC Insd)	6.37	5	07/01/15		6,739,167
2,000	Albuquerque Gross Receipts Lodgers’ Tax Refg Ser 2004 A (FSA Insd)	5.00		07/01/37		2,063,200
						8,802,367
	New York (15.4%)
5,000	Long Island Power Authority Ser 2000 A (FSA Insd)	0.00		06/01/17		3,443,500
5,000	Metropolitan Transportation Authority, Service Contract Ser 2002 B (MBIA Insd)	5.50		07/01/24		5,372,100
1,460	Metropolitan Transportation Authority, State Service Contract Refg Ser 2002 A (MBIA Insd)	5.50		01/01/20		1,574,610
10,000	Metropolitan Transportation Authority, Transportation Refg Ser 2002 A (AMBAC Insd)	5.50		11/15/18		10,853,300
9,355	Nassau County Tobacco Settlement Corp Ser 2006	5.00		06/01/35		8,828,781
3,190	New York City Housing Development Corporation, Ruppert – FHA Ins Sec 223F	6.50		11/15/18		3,354,410
5,000	New York City Industrial Development Agency, 7 World Trade Center LLC Ser 2005 A	6.50		03/01/35		5,161,900
6,000	New York City Industrial Development Agency, 7 World Trade Center LLC Ser A	6.25		03/01/15		6,170,160

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE		VALUE
$12,000	New York City Industrial Development Agency, American Airlines Inc Ser 2005 (AMT)	7.62	5%	08/01/25		$12,974,520
5,000	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (MBIA Insd)	4.75		03/01/46		4,969,150
5,000	New York City Municipal Water Finance Authority 2005 Ser B (AMBAC Insd)	5.00		06/15/28		5,191,650
5,000	New York City Transitional Finance Authority Refg 2003 Ser A	5.50	@	11/01/26		5,390,000
7,000	New York City Transitional Finance Authority Refg 2003 Ser D (MBIA Insd)	5.25		02/01/21		7,496,720
5,000	New York Local Government Assistance Corporation Ser 1993 C	5.50		04/01/17		5,587,100
5,000	New York State Dormitory Authority, City University Ser 2000 A (AMBAC Insd)	6.12	5	07/01/13		5,392,400
10,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center 2003 Ser I	5.00		07/01/34		10,221,200
2,000	New York State Dormitory Authority, State University 1990 Ser	7.50		05/15/13		2,382,440
5,000	New York State Dormitory Authority, State University 1993 Ser A	5.25		05/15/15		5,435,000
7,800	New York State Dormitory Authority, State University Ser 2000 B	5.37	5	05/15/10	+	8,285,238
10,420	New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM)	7.37	5	07/01/16		12,340,302
4,810	New York State Refg Ser 1995 B	5.70		08/15/10		4,820,149
10,000	Sales Tax Asset Receivable Corporation 2005 Ser A (AMBAC Insd)	5.00		10/15/29		10,422,700
3,000	Westchester Tobacco Asset Securitization Corporation Ser 2005	5.12	5	06/01/38		2,879,460
						148,546,790
	North Carolina (1.2%)
5,000	North Carolina Municipal Power Agency, Catawba Ser 1998 A (MBIA Insd)	5.50		01/01/15		5,604,550
4,000	North Carolina Municipal Power Agency #1, Catawba Ser 2003 A (MBIA Insd)	5.25		01/01/19		4,277,840
2,000	University of North Carolina at Wilmington, Student Housing Ser 2005 COPs (FGIC Insd)	5.00		06/01/31		2,050,340
						11,932,730
	Ohio (2.0%)
3,000	Erie County Firelands Regional Medical Center Ser 2002	5.62	5	08/15/32		3,064,200
1,110	Hamilton County Sales Tax 2000 (AMBAC Insd)	5.25		12/01/32		1,151,392
5,000	Lorain County Catholic Health Ser 9 2001 A	5.25		10/01/33		5,065,150
10,000	South-Western City School District Ser 1999 (AMBAC Insd)	4.75		12/01/09	+	10,318,600
						19,599,342

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE		VALUE
	Pennsylvania (2.1%)
$1,710	Chester County Industrial Development Authority, RHA/PA Nursing Home Inc Ser 1989	8.50%		05/01/32		$1,642,848
5,000	Lehigh County General Purpose Authority, St Luke’s of Bethlehem Hospital Ser A 2003	5.37	5	08/15/13	+	5,483,850
2,000	Montgomery County, White Marsh Ser 2005	6.12	5	02/01/28		1,973,740
10,000	Pennsylvania First Ser 2003 (MBIA Insd) @@	5.00		01/01/19		10,770,550
						19,870,988
	Puerto Rico (2.2%)
15,000	Puerto Rico Electric Power Authority Ser O	0.00		07/01/17		9,985,050
10,000	Puerto Rico Highway & Transportation Authority Refg Ser X	5.50		07/01/15		10,799,600
						20,784,650
	South Carolina (1.2%)
5,000	Charleston, Educational Excellence Financing Corporation, Charleston County School District Ser 2005	5.25		12/01/30		5,118,400
210	Lexington County Health Services District, Inc, Refg Ser 2007	5.00		11/01/16		219,284
1,025	Richland County Environment Improvement Refg Ser 2007 A	4.60		09/01/12		1,025,154
5,000	South Carolina Public Service Authority Refg Ser 2002 D (FSA Insd)	5.00		01/01/21		5,276,700
						11,639,538
	Tennessee (2.4%)
1,295	Metropolitan Government of Nashville and Davidson County Refg 1986	5.50		01/01/16		1,348,004
5,000	Metropolitan Government of Nashville and Davidson County Refg Ser 1998 A (FGIC Insd)	4.75		01/01/22		5,053,350
16,000	Tennessee Energy Acquisition Corporation Ser 2006 A @@	5.25		09/01/19		16,643,680
						23,045,034
	Texas (6.1%)
5,000	Brazos River Authority, TXU Electric Co Ser 1999 C (AMT)	7.70		03/01/32		5,184,150
10,000	Dallas Fort Worth International Airport Ser A (AMT) (FSA Insd)	5.25		11/01/24		10,251,500
380	Harris County Hospital District, Sr Lien Refg Ser 2007 A (MBIA Insd)	5.00		02/15/11		397,966
20,000	Houston Combined Utility, First Lien Refg Ser 2004 A (FSA Insd)	5.25		05/15/22		21,552,800
5,000	Houston Airport Sub Lien Ser 2000 A (AMT) (FSA Insd)	5.87	5	07/01/17		5,193,800
5,000	Houston Combined Utility First Lien Refg 2004 Ser A (MBIA Insd)	5.25		05/15/25		5,304,950
5,000	Lubbock Health Facilities Development Corporation, Carillon Senior Life Care Ser 2005 A	6.62	5	07/01/36		5,036,750

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$1,000	San Antonio Water System Refg Ser 2002 (FSA Insd)	5.50%		05/15/19	$1,075,980
5,000	San Antonio Water System Refg Ser 2002 (FSA Insd)	5.00		05/15/28	5,126,900
					59,124,796
	Utah (0.6%)
5,000	Salt Lake City, IHC Hospital Inc Ser 1983 (ETM)	5.00		06/01/15	5,417,050
	Vermont (0.2%)
2,550	Vermont Economic Development Authority, Wake Robin Corp Ser 2006 A	5.37	5	05/01/36	2,206,923
	Virginia (0.1%)
1,000	Tobacco Settlement Financing Corporation Ser 2005	5.50		06/01/26	1,109,560
	Washington (4.7%)
5,000	Grant County Public Utility District #2, Electric Refg Ser 2001 H (FSA Insd)	5.37	5	01/01/18	5,260,300
5,000	Grant County Public Utility District #2, Wanapum Hydro Refg Ser A 2005	5.00		01/01/38	5,120,050
6,420	Port of Seattle Passenger Facility Ser 1998 A (MBIA Insd) @@	5.00		12/01/23	6,516,832
7,330	Seattle Municipal Light & Power, Impr & Refg Ser 2001 (FSA Insd)	5.50		03/01/18	7,744,072
10,000	Seattle Water System Refg 2003 (MBIA Insd)	5.00		09/01/20	10,619,200
10,000	Seattle Water System Refg 2003 (MBIA Insd)	5.00		09/01/23	10,396,100
					45,656,554
	West Virginia (0.4%)
2,000	University of West Virginia Ser C 2004 (FGIC Insd)	5.00		10/01/27	2,051,080
2,000	University of West Virginia Ser C 2004 (FGIC Insd)	5.00		10/01/28	2,045,240
					4,096,320
	Wisconsin (0.3%)
2,500	Wisconsin Health & Education Facilities Authority, Marshfield Clinic Ser 2006 A	5.37	5	02/15/34	2,401,600
	Total Tax-Exempt Municipal Bonds (Cost $928,627,258)				970,083,918
	Short-Term Investments (2.4%)
	Short-Term Tax-Exempt Municipal Obligation (1.2%)
	Kentucky (1.2%)
11,835	Kentucky Turnpike Authority, Resource Recovery Road 1987 Ser A (Cost $11,655,222)	5.00		07/01/08	11,926,840

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2007 continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (b) (1.2%)
11,470	Morgan Stanley Institutional Liquidity Tax Exempt Portfolio – Institutional Class (Cost $11,469,912)	$11,469,912
	Total Short-Term Investments (Cost $23,125,134)	23,396,752
	Total Investments (Cost $951,752,392)	993,480,670

PRINCIPAL AMOUNT IN THOUSANDS
$(43,570)	Floating Rate Note Obligations Related to Securities Held (−4.5%)
	Notes with interest rates ranging from 3.49% to 3.61% at December 31, 2007 and contractual maturities of collateral ranging from 01/01/19 to 08/15/42 (see Note 1D)+++ (Cost $(43,570,000) )		(43,570,000)
	Total Net Investments (Cost $908,182,392) (c) (d)	98.5%	949,910,670
	Other Assets in Excess of Liabilities	1.5	14,421,014
	Net Assets	100.0%	$964,331,684

AMT	Alternative Minimum Tax.
COPs	Certificate of Participation.
ETM	Escrowed to Maturity.
+	Prerefunded to call date shown.
++	Joint exemption.
+++	Floating rate note obligations related to securities held. The interest rates shown reflect the rate in effect at December 31, 2007.
@	Security is a ‘‘step-up’’ bond where the coupon increases on a predetermined future date.
@@	Underlying security related to inverse floater entered into by the Fund. (See Note 1D).
##	Current coupon rate for inverse floating rate municipal obligation (See Note 8). This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $10,850,670, which represents 1.1% of net assets.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $416,155.
(a)	Resale is restricted to qualified institutional investors.
(b)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class.
(c)	Securities have been designated as collateral in the amount equal to $304,416,277 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes is $907,303,876. The aggregate gross unrealized appreciation is $52,455,458 and the aggregate gross unrealized depreciation is $9,848,664, resulting in net unrealized appreciation of $42,606,794.
Bond Insurance:
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FHA	Federal Housing Administration.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2007 continued

Futures Contracts Open at December 31, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
1,020	Long	Swap Future 10 Year March 2008	$112,678,125	$356,491
449	Long	U.S. Treasury Notes 5 Year March 2008	49,516,281	429,056
145	Long	U.S. Treasury Notes 2 Year March 2008	30,486,250	84,199
294	Short	U.S. Treasury Notes 10 Year March 2008	(33,336,845)	(154,607)
689	Short	U.S. Treasury Bonds 20 Year	(80,182,375)	(342,025)
		March 2008
		Net Unrealized Appreciation		$373,114

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Statements

Statement of Assets and Liabilities

December 31, 2007

Assets:
Investment in securities, at value (cost $940,282,480)	$982,010,758
Investment in affiliate, at value (cost $11,469,912)	11,469,912
Receivable for:
Investments sold	3,577,250
Interest	14,138,908
Shares of beneficial interest sold	1,319,014
Variation margin	325,601
Dividends from affiliate	40,336
Prepaid expenses and other assets	98,486
Total Assets	1,012,980,265
Liabilities:
Floating rate note obligations	43,570,000
Payable for:
Dividends and distributions to shareholders	2,658,703
Shares of beneficial interest redeemed	1,751,237
Investment advisory fee	304,866
Distribution fee	89,772
Administration fee	65,852
Transfer agent fee	584
Accrued expenses and other payables	207,567
Total Liabilities	48,648,581
Net Assets	$964,331,684
Composition of Net Assets:
Paid-in-capital	$919,996,886
Net unrealized appreciation	42,101,392
Accumulated undistributed net investment income	1,084,642
Accumulated undistributed net realized gain	1,148,764
Net Assets	$964,331,684
Class A Shares:
Net Assets	$171,500,662
Shares Outstanding (unlimited authorized, $.01 par value)	15,320,533
Net Asset Value Per Share	$11.19
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$11.69
Class B Shares:
Net Assets	$71,528,423
Shares Outstanding (unlimited authorized, $.01 par value)	6,361,933
Net Asset Value Per Share	$11.24
Class C Shares:
Net Assets	$26,863,718
Shares Outstanding (unlimited authorized, $.01 par value)	2,396,237
Net Asset Value Per Share	$11.21
Class D Shares:
Net Assets	$694,438,881
Shares Outstanding (unlimited authorized, $.01 par value)	62,065,625
Net Asset Value Per Share	$11.19

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Statements continued

Statement of Operations

For the year ended December 31, 2007

Net Investment Income:
Income
Interest	$54,231,785
Dividends from affiliate	450,020
Total Income	54,681,805
Expenses
Investment advisory fee	3,766,709
Interest and residual trust expenses	1,987,865
Administration fee	820,205
Transfer agent fees and expenses	520,684
Distribution fee (Class A shares)	411,491
Distribution fee (Class B shares)	509,411
Distribution fee (Class C shares)	199,253
Shareholder reports and notices	180,415
Professional fees	88,273
Registration fees	59,500
Custodian fees	44,336
Trustees’ fees and expenses	29,714
Other	109,621
Total Expenses	8,727,477
Less: amounts waived/reimbursed	(11,443)
Less: expense offset	(9,816)
Net Expenses	8,706,218
Net Investment Income	45,975,587
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments	3,057,788
Futures contracts	815,439
Net Realized Gain	3,873,227
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(34,181,441)
Futures contracts	373,114
Net Change in Unrealized Appreciation/Depreciation	(33,808,327)
Net Loss	(29,935,100)
Net Increase	$16,040,487

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED DECEMBER 31, 2007	FOR THE YEAR ENDED DECEMBER 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$45,975,587	$49,988,975
Net realized gain	3,873,227	6,369,484
Net change in unrealized appreciation/depreciation	(33,808,327)	1,517,023
Net Increase	16,040,487	57,875,482
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(7,415,962)	(7,174,144)
Class B shares	(3,383,502)	(4,474,601)
Class C shares	(1,104,380)	(1,192,501)
Class D shares	(33,995,368)	(37,392,210)
Net realized gain
Class A shares	(546,322)	(1,083,673)
Class B shares	(237,580)	(650,894)
Class C shares	(86,837)	(191,057)
Class D shares	(2,248,960)	(5,086,709)
Total Dividends and Distributions	(49,018,911)	(57,245,789)
Net decrease from transactions in shares of beneficial interest	(96,907,168)	(77,010,697)
Net Decrease	(129,885,592)	(76,381,004)
Net Assets:
Beginning of period	1,094,217,276	1,170,598,280
End of Period (Including accumulated undistributed net investment income of $1,084,642 and $964,272, respectively)	$964,331,684	$1,094,217,276

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2007

1.   Organization and Accounting Policies

Morgan Stanley Tax-Exempt Securities Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland on December 31, 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2007 continued

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Floating Rate Note Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Dealer Trusts (‘‘Dealer Trusts’’), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption ‘‘Floating rate note obligations’’ on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption ‘‘Interest Income’’ and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption ‘‘Interest and residual trust expenses’’ on the Statement of Operations. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At December 31, 2007, Fund investments with a value of $62,851,387 are held by the Dealer Trusts and serve as collateral for the $43,570,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at December 31, 2007 are presented in the Portfolio of Investments.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2007 continued

recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and New York. The Fund adopted the provisions of the Financial Accounting Standards Board (‘‘FASB’’) Interpretation No. 48 (‘‘FIN 48’’) Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund’s net assets determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.345% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.295% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.27% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.25 billion; 0.245% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $2.5 billion; and 0.22% to the portion of the daily net assets exceeding $2.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2007 continued

Under an agreement between the Administrator and State Street Bank and Trust Company (‘‘State Street’’), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 0.60% of the average daily net assets of Class B shares; and (iii) Class C – up to 0.70% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,014,758 at December 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.70% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended December 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and
0.70%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $98, $110,164 and $1,383, respectively and received $84,491 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2007 continued

paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class. For the year ended December 31, 2007, advisory fees paid were reduced by $11,443 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $450,020 for the year ended December 31, 2007. During the year ended December 31, 2007, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class aggregated $112,626,308 and $101,156,396, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2007 aggregated $70,190,291 and $156,167,400, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2007, included in Trustees’ fees and expenses in the Statement of Operations amounted to $13,527. At December 31, 2007, the Fund had an accrued pension liability of $112,311 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2007 continued

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2007		FOR THE YEAR ENDED DECEMBER 31, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,116,509	$12,669,252	1,300,804	$15,020,208
Conversion from Class B	1,292,052	14,670,995	1,277,369	14,734,368
Reinvestment of dividends and distributions	443,840	5,026,971	463,232	5,342,339
Redeemed	(2,372,979)	(26,923,462)	(2,307,278)	(26,590,322)
Net increase – Class A	479,422	5,443,756	734,127	8,506,593
CLASS B SHARES
Sold	332,198	3,774,507	369,405	4,285,912
Conversion to Class A	(1,286,477)	(14,670,995)	(1,271,961)	(14,734,368)
Reinvestment of dividends and distributions	162,865	1,854,073	225,785	2,614,333
Redeemed	(1,419,736)	(16,188,684)	(1,724,236)	(19,983,571)
Net decrease – Class B	(2,211,150)	(25,231,099)	(2,401,007)	(27,817,694)
CLASS C SHARES
Sold	138,116	1,574,704	276,363	3,189,221
Reinvestment of dividends and distributions	69,442	787,849	79,470	917,733
Redeemed	(393,779)	(4,479,493)	(531,883)	(6,142,155)
Net decrease – Class C	(186,221)	(2,116,940)	(176,050)	(2,035,201)
CLASS D SHARES
Sold	822,001	9,336,862	2,574,332	29,502,639
Reinvestment of dividends and distributions	1,787,023	20,237,844	1,898,928	21,885,468
Redeemed	(9,213,161)	(104,577,591)	(9,287,254)	(107,052,502)
Net decrease – Class D	(6,604,137)	(75,002,885)	(4,813,994)	(55,664,395)
Net decrease in Fund	(8,522,086)	$(96,907,168)	(6,656,924)	$(77,010,697)

6.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2007 continued

accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2007	FOR THE YEAR ENDED DECEMBER 31, 2006
Tax-exempt income	$45,849,810	$49,442,748
Ordinary income	49,402	1,140,181
Long-term capital gains	3,119,699	6,662,860
Total distributions	$49,018,911	$57,245,789

As of December 31, 2007, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income	$325,392
Undistributed long-term gains	1,522,741
Net accumulated earnings	1,848,133
Temporary differences	(120,129)
Net unrealized appreciation	42,606,794
Total accumulated earnings	$44,334,798

As of December 31, 2007, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and mark-to-market of open futures contracts.

Permanent differences, due to a nondeductible expense and tax adjustments on debt securities sold by the Fund, resulted in the following reclassifications among the Fund’s components of net assets at December 31, 2007:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$43,995	$(43,831)	$(164)

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2007 continued

7.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

8.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a Dealer Trust in exchange for cash and residual interests in the Dealer Trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore, involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund’s net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts (‘‘futures contracts’’).

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9.   Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,
	2007		2006		2005	2004	2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.56		$11.55		$11.82	$11.97	$11.88
Income (loss) from investment operations:
Net investment income	0.50		0.50		0.52	0.53	0.54
Net realized and unrealized gain (loss)	(0.34)		0.08		(0.12)	(0.09)	0.10
Total income from investment operations	0.16		0.58		0.40	0.44	0.64
Less dividends and distributions from:
Net investment income	(0.49)		(0.50)		(0.51)	(0.53)	(0.54)
Net realized gain	(0.04)		(0.07)		(0.16)	(0.06)	(0.01)
Total dividends and distributions	(0.53)		(0.57)		(0.67)	(0.59)	(0.55)
Net asset value, end of period	$11.19		$11.56		$11.55	$11.82	$11.97
Total Return†	1.42%		5.19%		3.46%	3.82%	5.53%
Ratios to Average Net Assets(2):
Total expenses (before expense offset)	0.98	% (3)	0.85	% (1)	0.69%	0.65%	0.70%
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	0.79	% (3)	0.78	% (1)	0.69%	0.65%	0.70%
Net investment income	4.35	% (3)	4.32%		4.39%	4.48%	4.58%
Supplemental Data:
Net assets, end of period, in thousands	$171,501		$171,530		$162,922	$128,578	$119,199
Portfolio turnover rate	7%		10%		17%	14%	15%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(3)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2007		2006		2005	2004	2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.61		$11.60		$11.87	$12.02	$11.93
Income (loss) from investment operations:
Net investment income	0.46		0.46		0.47	0.48	0.50
Net realized and unrealized gain (loss)	(0.34)		0.08		(0.12)	(0.09)	0.09
Total income from investment operations	0.12		0.54		0.35	0.39	0.59
Less dividends and distributions from:
Net investment income	(0.45)		(0.46)		(0.46)	(0.48)	(0.49)
Net realized gain	(0.04)		(0.07)		(0.16)	(0.06)	(0.01)
Total dividends and distributions	(0.49)		(0.53)		(0.62)	(0.54)	(0.50)
Net asset value, end of period	$11.24		$11.61		$11.60	$11.87	$12.02
Total Return†	1.07%		4.82%		3.00%	3.34%	5.12%
Ratios to Average Net Assets(2):
Total expenses (before expense offset)	1.34	% (3)	1.21	% (1)	1.12%	1.11%	1.09%
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	1.15	% (3)	1.14	% (1)	1.12%	1.11%	1.09%
Net investment income	3.99	% (3)	3.96%		3.96%	4.02%	4.19%
Supplemental Data:
Net assets, end of period, in thousands	$71,528		$99,514		$127,327	$195,859	$231,146
Portfolio turnover rate	7%		10%		17%	14%	15%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(3)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2007		2006		2005	2004	2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.57		$11.57		$11.84	$11.99	$11.90
Income (loss) from investment operations:
Net investment income.	0.44		0.45		0.45	0.46	0.49
Net realized and unrealized gain (loss)	(0.32)		0.07		(0.12)	(0.09)	0.09
Total income (loss) from investment operations	0.12		0.52		0.33	0.37	0.58
Less dividends and distributions from:
Net investment income	(0.44)		(0.45)		(0.44)	(0.46)	(0.48)
Net realized gain	(0.04)		(0.07)		(0.16)	(0.06)	(0.01)
Total dividends and distributions	(0.48)		(0.52)		(0.60)	(0.52)	(0.49)
Net asset value, end of period	$11.21		$11.57		$11.57	$11.84	$11.99
Total Return†	1.04%		4.63%		2.89%	3.24%	5.02%
Ratios to Average Net Assets(2):
Total expenses (before expense offset)	1.44	% (3)	1.31	% (1)	1.22%	1.21%	1.19%
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	1.25	% (3)	1.24	% (1)	1.22%	1.21%	1.19%
Net investment income	3.89	% (3)	3.86%		3.86%	3.92%	4.09%
Supplemental Data:
Net assets, end of period, in thousands	$26,864		$29,891		$31,911	$35,265	$41,661
Portfolio turnover rate	7%		10%		17%	14%	15%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(3)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2007		2006		2005	2004	2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.55		$11.55		$11.82	$11.96	$11.88
Income (loss) from investment operations:
Net investment income	0.52		0.53		0.54	0.55	0.57
Net realized and unrealized gain (loss)	(0.32)		0.07		(0.12)	(0.08)	0.08
Total income from investment operations	0.20		0.60		0.42	0.47	0.65
Less dividends and distributions from:
Net investment income	(0.52)		(0.53)		(0.53)	(0.55)	(0.56)
Net realized gain	(0.04)		(0.07)		(0.16)	(0.06)	(0.01)
Total dividends and distributions	(0.56)		(0.60)		(0.69)	(0.61)	(0.57)
Net asset value, end of period	$11.19		$11.55		$11.55	$11.82	$11.96
Total Return†	1.75%		5.45%		3.52%	4.05%	5.67%
Ratios to Average Net Assets(2):
Total expenses (before expense offset)	0.74	% (3)	0.61	% (1)	0.52%	0.51%	0.49%
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	0.55	% (3)	0.54	% (1)	0.52%	0.51%	0.49%
Net investment income	4.59	% (3)	4.56%		4.56%	4.62%	4.79%
Supplemental Data:
Net assets, end of period, in thousands	$694,439		$793,282		$848,438	$950,792	$1,067,805
Portfolio turnover rate	7%		10%		17%	14%	15%

†	Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(3)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Tax-Exempt Securities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Tax-Exempt Securities Trust (the ‘‘Fund’’), including the portfolio of investments, as of December 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Tax-Exempt Securities Trust as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 26, 2008

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information  (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	180	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	182	Director of various business organizations.

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	180	Director of various non-profit organizations.
Dr. Manuel H. Johnson (59) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	182	Director of NVR, Inc. (home construction); Director of Evergreen Energy.
Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	183	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (49) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	180	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	182	None.
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	180	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	183	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information  (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (60) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	181	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information  (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (69) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (53) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E14 4AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).
Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).
Carsten Otto (44) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007); and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (41) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).
Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2007 Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2007. The Fund designated 99.89% of its income dividends as tax-exempt income dividends. The Fund designated and paid $3,119,699 as a long-term capital gain distribution.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

TAXANN IU08-00900P-Y12/07	MORGAN STANLEY FUNDS
Morgan Stanley Tax-Exempt Securities Trust Annual Report December 31, 2007

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

(1)	The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.
(2)	Not applicable.
(3)	Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

2

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007	Registrant		Covered Entities (1)
Audit Fees	50,000		N/A
Non-Audit Fees
Audit-Related Fees		$(2)	$6,121,000(	2)
Tax Fees	$4,738(	3)	$964,000(	4)
All Other Fees		$(5)		$(5)
Total Non-Audit Fees	$4,738		$7,085,000
Total	$54,738		$7,085,000

2006		Registrant		Covered Entities (1)
Audit Fees		$49,400		N/A
Non-Audit Fees
Audit-Related Fees		$531(	2)	$5,162,000(	2)
Tax Fees		$4,600(	3)	$1,389,000(	4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$5,131		$6,551,000
Total		$54,531		$6,551,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

3

(e)(1)	The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004, 1

1. Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

______________

1 This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3. Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

5

not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5. Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8. Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

6

rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10. Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

7

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)	The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b)	Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

9

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Exempt Securities Trust
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer February 15, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer February 15, 2008

10

EXHIBIT 12 A

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL

OFFICERS

ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005

I.

This Code of Ethics (the “Code”) for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively, “Funds” and each, a “Fund”) applies to each Fund’s Principal Executive Officer, President, Principal Financial Officer and Treasurer (or persons performing similar functions) (“Covered Officers” each of whom are set forth in Exhibit B) for the purpose of promoting:

•	honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.
•

full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by the Fund;

•	compliance with applicable laws and governmental rules and regulations;
•	prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and
•	accountability for adherence to the Code.

Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.	Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

Overview. A “conflict of interest” occurs when a Covered Officer’s private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

Certain conflicts of interest arise out of the relationships between Covered Officers and the Fund and already are subject to conflict of interest provisions in the

11

Investment Company Act of 1940 (“Investment Company Act”) and the Investment Advisers Act of 1940 (“Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as “affiliated persons” (as defined in the Investment Company Act) of the Fund. The Fund’s and its investment adviser’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds’ Boards of Directors/Trustees (“Boards”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

Each Covered Officer must not:

•

use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

•	cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or
•

use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

12

Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

Conflict of interest situations should always be approved by the General Counsel and communicated to the relevant Fund or Fund’s Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer’s family living in the same household engages in such an activity or has such a relationship. Examples of these include:

•	service or significant business relationships as a director on the board of any public or private company;
•

accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

•

any ownership interest in, or any consulting or employment relationship with, any of the Fund’s service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

•

a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

III.	Disclosure and Compliance
•	Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the Funds;
•

each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund’s Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

•

each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

13

•	it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.
IV.	Reporting and Accountability

Each Covered Officer must:

•	upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;
•	annually thereafter affirm to the Boards that he has complied with the requirements of the Code;
•	not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and
•	notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers2 sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.

The Funds will follow these procedures in investigating and enforcing this Code:

•	the General Counsel will take all appropriate action to investigate any potential violations reported to him;
•	if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;
•	any matter that the General Counsel believes is a violation will be reported to the relevant Fund’s Audit Committee;
•

if the directors/trustees/managing general partners who are not “interested persons” as defined by the Investment Company Act (the “Independent Directors/Trustees/Managing General Partners”) of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

______________
[2]	Item 2 of Form N-CSR defines “waiver” as “the approval by the registrant of a material departure from a provision of the code of ethics.”

14

policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

•	the Independent Directors/Trustees/Managing General Partners of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and
•	any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.
V.	Other Policies and Procedures

This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds’ investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds’ and their investment advisers’ and principal underwriters’ codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley’s Code of Ethics are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.	Amendments

Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General Partners.

VII.	Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

15

VIII.	Internal Use

The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

Date:

16

Exhibit A

Fund List

at

October 31, 2007

RETAIL FUNDS

Open-End Retail Funds

Taxable Money Market Funds

1.	Active Assets Government Securities Trust (“AA Government”)
2.	Active Assets Institutional Government Securities Trust (“AA Institutional Government”)
3.	Active Assets Institutional Money Trust (“AA Institutional Money”)
4.	Active Assets Money Trust (“AA Money”)
5.	Morgan Stanley Liquid Asset Fund Inc. (“Liquid Asset”)
6.	Morgan Stanley U.S. Government Money Market Trust (“Government Money”)

Tax-Exempt Money Market Funds

7.	Active Assets California Tax-Free Trust (“AA California”)
8.	Active Assets Tax-Free Trust (“AA Tax-Free”)
9.	Morgan Stanley California Tax-Free Daily Income Trust (“California Tax-Free Daily”)
10.	Morgan Stanley New York Municipal Money Market Trust (“New York Money”)
11.	Morgan Stanley Tax-Free Daily Income Trust (“Tax-Free Daily”)

Equity Funds

12.	Morgan Stanley Allocator Fund (“Allocator Fund”)+
13.	Morgan Stanley Capital Opportunities Trust (“Capital Opportunities”)+
14.	Morgan Stanley Developing Growth Securities Trust (“Developing Growth”)+
15.	Morgan Stanley Diversified Series Fund – International Equity
16.	Morgan Stanley Diversified Series Fund – Large Cap Equity
17.	Morgan Stanley Dividend Growth Securities Inc. (“Dividend Growth”)+
18.	Morgan Stanley Equally-Weighted S&P 500 Fund (“Equally-Weighted S&P 500”)+
19.	Morgan Stanley European Equity Fund Inc. (“European Equity”)+
20.	Morgan Stanley Financial Services Trust (“Financial Services”)+
21.	Morgan Stanley Focus Growth Fund (“Focus Growth”)+
22.	Morgan Stanley Fundamental Value Fund (“Fundamental Value”)+
23.	Morgan Stanley FX Series – FX Alpha Plus Strategy Portfolio (“Alpha Plus”)+
24.	Morgan Stanley FX Series – FX Alpha Strategy Portfolio (“Alpha”)+

17

25.	Morgan Stanley Global Advantage Fund (“Global Advantage”)+
26.	Morgan Stanley Global Dividend Growth Securities (“Global Dividend Growth”)+
27.	Morgan Stanley Health Sciences Trust (“Health Sciences”)+
28.	Morgan Stanley Institutional Strategies Fund (“Institutional Strategies”)+
29.	Morgan Stanley International Fund (“International Fund”)+
30.	Morgan Stanley International SmallCap Fund (“International SmallCap”)+
31.	Morgan Stanley International Value Equity Fund (“International Value”)+
32.	Morgan Stanley Japan Fund (“Japan Fund”)+
33.	Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value”)+
34.	Morgan Stanley Multi-Asset Class Fund (“Multi-Asset Class”)+
35.	Morgan Stanley Nasdaq-100 Index Fund (“Nasdaq-100”)+
36.	Morgan Stanley Natural Resource Development Securities Inc. (“Natural Resource”)+
37.	Morgan Stanley Pacific Growth Fund Inc. (“Pacific Growth”)+
38.	Morgan Stanley Real Estate Fund (“Real Estate”)+
39.	Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value”)+
40.	Morgan Stanley S&P 500 Index Fund (“S&P500 Index”)+
41.	Morgan Stanley Special Growth Fund (“Special Growth”)+
42.	Morgan Stanley Special Value Fund (“Special Value”)+
43.	Morgan Stanley Technology Fund (“Technology”)+
44.	Morgan Stanley Total Market Index Fund (“Total Market Index”)+
45.	Morgan Stanley Utilities Fund (“Utilities Fund”)+
46.	Morgan Stanley Value Fund (“Value Fund”)+

Balanced Funds

47.	Morgan Stanley Balanced Fund (“Balanced”)+

Asset Allocation Fund

48.	Morgan Stanley Strategist Fund (“Strategist Fund”)+

Taxable Fixed-Income Funds

49.	Morgan Stanley Convertible Securities Trust (“Convertible Securities”)+
50.	Morgan Stanley Flexible Income Trust (“Flexible Income”)+
51.	Morgan Stanley Income Trust (“Income Trust”)+
52.	Morgan Stanley High Yield Securities Inc. (“High Yield Securities”)+
53.	Morgan Stanley Limited Duration Fund (“Limited Duration Fund”)
54.	Morgan Stanley Limited Duration U.S. Government Trust (“Limited Duration U.S. Government”)
55.	Morgan Stanley Mortgage Securities Trust (“Mortgage Securities”)+
56.	Morgan Stanley U.S. Government Securities Trust (“Government Securities”)+

18

Tax-Exempt Fixed-Income Funds

57.	Morgan Stanley California Tax-Free Income Fund (“California Tax-Free”)+
58.	Morgan Stanley Limited Term Municipal Trust (“Limited Term Municipal”)
59.	Morgan Stanley New York Tax-Free Income Fund (“New York Tax-Free”)+
60.	Morgan Stanley Tax-Exempt Securities Trust (“Tax-Exempt Securities”)+

Special Purpose Funds

61.	Morgan Stanley Select Dimensions Investment Series (“Select Dimensions”)
•	Balanced Growth Portfolio
•	Capital Opportunities Portfolio
•	Developing Growth Portfolio
•	Dividend Growth Portfolio
•	Equally-Weighted S&P 500 Portfolio
•	Flexible Income Portfolio
•	Focus Growth Portfolio
•	Global Equity Portfolio
•	Growth Portfolio
•	Money Market Portfolio
•	Utilities Portfolio
62.	Morgan Stanley Variable Investment Series (“Variable Investment”)
•	Aggressive Equity Portfolio
•	Dividend Growth Portfolio
•	Equity Portfolio
•	European Equity Portfolio
•	Global Advantage Portfolio
•	Global Dividend Growth Portfolio
•	High Yield Portfolio
•	Income Builder Portfolio
•	Limited Duration Portfolio
•	Money Market Portfolio
•	Income Plus Portfolio
•	S&P 500 Index Portfolio
•	Strategist Portfolio
•	Utilities Portfolio

Closed-End Retail Funds

Taxable Fixed-Income Closed-End Funds

63.	Morgan Stanley Income Securities Inc. (“Income Securities”)
64.	Morgan Stanley Prime Income Trust (“Prime Income”)

19

Tax-Exempt Fixed-Income Closed-End Funds

65.	Morgan Stanley California Insured Municipal Income Trust (“California Insured Municipal”)
66.	Morgan Stanley California Quality Municipal Securities (“California Quality Municipal”)
67.	Morgan Stanley Insured California Municipal Securities (“Insured California Securities”)
68.	Morgan Stanley Insured Municipal Bond Trust (“Insured Municipal Bond”)
69.	Morgan Stanley Insured Municipal Income Trust (“Insured Municipal Income”)
70.	Morgan Stanley Insured Municipal Securities (“Insured Municipal Securities”)
71.	Morgan Stanley Insured Municipal Trust (“Insured Municipal Trust”)
72.	Morgan Stanley Municipal Income Opportunities Trust (“Municipal Opportunities”)
73.	Morgan Stanley Municipal Income Opportunities Trust II (“Municipal Opportunities II”)
74.	Morgan Stanley Municipal Income Opportunities Trust III (“Municipal Opportunities III”)
75.	Morgan Stanley Municipal Premium Income Trust (“Municipal Premium”)
76.	Morgan Stanley New York Quality Municipal Securities (“New York Quality Municipal”)
77.	Morgan Stanley Quality Municipal Income Trust (“Quality Municipal Income”)
78.	Morgan Stanley Quality Municipal Investment Trust (“Quality Municipal Investment”)
79.	Morgan Stanley Quality Municipal Securities (“Quality Municipal Securities”)

+- Denotes Retail Multi-Class Fund

INSTITUTIONAL FUNDS

Open-End Institutional Funds

1.	Morgan Stanley Institutional Fund, Inc. (“Institutional Fund Inc.”)

Active Portfolios:

•	Active International Allocation Portfolio
•	Emerging Markets Portfolio
•	Emerging Markets Debt Portfolio
•	Focus Equity Portfolio
•	Global Franchise Portfolio
•	Global Real Estate Portfolio
•	Global Value Equity Portfolio
•	International Equity Portfolio
•	International Growth Equity Portfolio
•	International Magnum Portfolio
•	International Real Estate Portfolio
•	International Small Cap Portfolio
•	Large Cap Relative Value Portfolio

20

•	Money Market Portfolio
•	Municipal Money Market Portfolio
•	Small Company Growth Portfolio
•	Systematic Active large Cap Core Portfolio
•	Systematic Active Small Cap Core Portfolio
•	Systematic Active Small Cap Growth Portfolio
•	Systematic Active Small Cap Value Portfolio
•	U.S. Large Cap Growth Portfolio
•	U.S. Real Estate Portfolio

Inactive Portfolios*:

•	China Growth Portfolio
•	Gold Portfolio
•	Large Cap Relative Value Portfolio
•	MicroCap Portfolio
•	Mortgage-Backed Securities Portfolio
•	Municipal Bond Portfolio
•	U.S. Equity Plus Portfolio
2.	Morgan Stanley Institutional Fund Trust (“Institutional Fund Trust”)

Active Portfolios:

•	Advisory Portfolio
•	Advisory Foreign Fixed Income II Portfolio
•	Advisory Foreign Fixed Income Portfolio
•	Balanced Portfolio
•	Core Fixed Income Portfolio
•	Core Plus Fixed Income Portfolio
•	Equity Portfolio
•	Equity Plus Portfolio
•	High Yield Portfolio
•	Intermediate Duration Portfolio
•	International Fixed Income Portfolio
•	Investment Grade Fixed Income Portfolio
•	Limited Duration Portfolio
•	Long Duration Fixed Income Portfolio
•	Mid-Cap Growth Portfolio
•	Municipal Portfolio
•	U.S. Mid-Cap Value Portfolio
______________
*	Have not commenced or have ceased operations

21

•	U.S. Small-Cap Value Portfolio
•	Value Portfolio

Inactive Portfolios*:

•	Balanced Plus Portfolio
•	Growth Portfolio
•	Investment Grade Credit Advisory Portfolio
•	Mortgage Advisory Portfolio
•	New York Municipal Portfolio
•	Targeted Duration Portfolio
•	Value II Portfolio
3.	The Universal Institutional Funds, Inc. (“Universal Funds”)

Active Portfolios:

•	Core Plus Fixed Income Portfolio
•	Emerging Markets Debt Portfolio
•	Emerging Markets Equity Portfolio
•	Equity and Income Portfolio
•	Equity Growth Portfolio
•	Global Franchise Portfolio
•	Global Real Estate Portfolio
•	Global Value Equity Portfolio
•	High Yield Portfolio
•	International Growth Equity Portfolio
•	International Magnum Portfolio
•	Mid-Cap Growth Portfolio
•	Small Company Growth Portfolio
•	U.S. Mid-Cap Value Portfolio
•	U.S. Real Estate Portfolio
•	Value Portfolio

Inactive Portfolios*:

•	Balanced Portfolio
•	Capital Preservation Portfolio
•	Core Equity Portfolio
•	International Fixed Income Portfolio
•	Investment Grade Fixed Income Portfolio
•	Latin American Portfolio
•	Multi-Asset Class Portfolio
•	Targeted Duration Portfolio
______________

22

4.	Morgan Stanley Institutional Liquidity Funds (“Liquidity Funds”)

Active Portfolios:

•	Government Portfolio
•	Money Market Portfolio
•	Prime Portfolio
•	Tax-Exempt Portfolio
•	Treasury Portfolio

Inactive Portfolios*:

•	Government Securities Portfolio
•	Treasury Securities Portfolio

Closed-End Institutional Funds

5.	Morgan Stanley Asia-Pacific Fund, Inc. (“Asia-Pacific Fund”)
6.	Morgan Stanley Eastern Europe Fund, Inc. (“Eastern Europe”)
7.	Morgan Stanley Emerging Markets Debt Fund, Inc. (“Emerging Markets Debt”)
8.	Morgan Stanley Emerging Markets Fund, Inc. (“Emerging Markets Fund”)
9.	Morgan Stanley Global Opportunity Bond Fund, Inc. (“Global Opportunity”)
10.	Morgan Stanley High Yield Fund, Inc. (“High Yield Fund”)
11.	The Latin American Discovery Fund, Inc. (“Latin American Discovery”)
12	The Malaysia Fund, Inc. (“Malaysia Fund”)
13.	The Thai Fund, Inc. (“Thai Fund”)
14.	The Turkish Investment Fund, Inc. (“Turkish Investment”)
15.	India Investment Fund (“India Investment”)

Closed-End Fund of Hedge Funds

16.	Morgan Stanley Institutional Fund of Hedge Funds (“Fund of Hedge Funds”)

In Registration

Morgan Stanley Retail Funds

1.	Morgan Stanley American Franchise Fund

Funds of Hedge Funds

1.	Morgan Stanley Absolute Return Fund
2.	Morgan Stanley Institutional Fund of Hedge Funds II
______________
*	Have not commenced or have ceased operations

23

EXHIBIT B

Institutional Funds

Covered Officers

Ronald E. Robison – President and Principal Executive Officer

James W. Garrett – Chief Financial Officer and Treasurer

Retail Funds

Covered Officers

Ronald E. Robison – President and Principal Executive Officer

Francis Smith – Chief Financial Officer and Treasurer

Morgan Stanley India Investment Fund, Inc.

Covered Officers

Ronald E. Robison – President and Principal Executive Officer

James W. Garrett – Chief Financial Officer and Treasurer

24

EXHIBIT C

General Counsel

Arthur Lev

25

EXHIBIT 12 B1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Exempt Securities Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

26

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: February 15, 2008
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

27

EXHIBIT 12 B2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

CERTIFICATIONS

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Exempt Securities Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

28

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: February 15, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer

29

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Exempt Securities Trust

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended December 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 15, 2008	/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Exempt Securities Trust and will be retained by Morgan Stanley Tax-Exempt Securities Trust and furnished to the Securities and Exchange Commission or its staff upon request.

30

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Exempt Securities Trust

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended December 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 15, 2008	/s/ Francis Smith
Francis Smith
Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Exempt Securities Trust and will be retained by Morgan Stanley Tax-Exempt Securities Trust and furnished to the Securities and Exchange Commission or its staff upon request.

31